UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08035

AFBA 5Star Funds
(Exact name of registrant as specified in charter)

909 N. Washington Street Alexandria, VA		22314
(Address of principal executive offices)		(Zip code)

Robert E. Morrison, Jr. 909 N. Washington Street Alexandria, VA 22314
(Name and address of agent for service)

Registrant's telephone number, including area code:		703-706-5972

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2008

Item 1. Schedule of Investments.

AFBA 5Star Mid Cap Value Fund

SHARES	COMPANY	VALUE
	COMMON STOCKS - 95.93%
	AUTOMOBILES & COMPONENTS - 0.76%
4,500	Autoliv, Inc.	$96,570

	CAPITAL GOODS - 15.40%
3,250	Alliant Techsystems, Inc.*	278,720
12,700	Barnes Group, Inc.	184,150
2,250	CF Industries Holdings, Inc.	110,610
5,200	Curtiss-Wright Corp.	173,628
9,400	Kennametal, Inc.	208,586
13,400	Mattel, Inc.	214,400
1,700	Mueller Water Products, Inc. Class A	14,280
26,650	Mueller Water Products, Inc. Class B	224,926
8,450	Regal-Beloit Corp.	321,015
5,400	URS Corp. *	220,158
		1,950,473

	CONSUMER DISCRETIONARY - 2.85%
15,900	Kelly Services, Inc. Class A	206,859
2,562	Ryder System, Inc.	99,354
2,214	Willis Group Holdings, Ltd.	55,084
		361,297

	CONSUMER DURABLES & APPAREL - 2.54%
11,950	Hanesbrands, Inc.*	152,363
11,650	Regis Corp.	169,274
		321,637

	CONSUMER STAPLES - 13.92%
34,950	Del Monte Foods Co.	249,543

3,900	JM Smucker Co. (The)	169,104
4,750	Ralcorp Holdings, Inc.*	277,400
7,450	Ruddick Corp.	205,992
6,450	Sanderson Farms, Inc.	222,912
15,736	Vector Group Ltd.	214,324
9,850	Weis Markets, Inc.	331,256
4,800	Wesco International, Inc.*	92,304
		1,762,835

	ENERGY - 10.69%
5,350	Allete, Inc.	172,645
7,600	Arch Coal, Inc.	123,804
5,100	Atwood Oceanics, Inc.*	77,928
4,400	Cimarex Energy Co.	117,832
9,000	Hercules Offshore, Inc.*	42,750
8,300	Idacorp, Inc.	244,435
4,350	Integrys Energy Group, Inc.	186,963
19,800	Key Energy Services, Inc.*	87,318
7,600	St. Mary Land & Exploration Co.	154,356
6,300	Superior Energy Services, Inc.*	100,359
2,600	Walter Industries, Inc.	45,526
		1,353,916

	ENVIRONMENTAL - 0.87%
4,455	Republic Services, Inc.	110,439

	FINANCIALS - 2.52%
11,200	Boston Private Financial Holdings, Inc.	76,608
8,650	MB Financial, Inc.	241,768
		318,376

	HEALTH CARE - 8.74%
4,750	Amedisys, Inc.*	196,365
9,750	AmSurg Corp.*	227,565
13,050	Healthspring, Inc.*	260,609
6,650	Lifepoint Hospitals, Inc.*	151,886
10,050	Lincare Holdings, Inc.*	270,647
		1,107,072

	INFORMATION TECHNOLOGY - 10.22%
4,300	Affiliated Computer Services, Inc.*	197,585
5,200	Anixter International, Inc.*	156,624
7,950	Arrow Electronics, Inc. *	149,778
7,300	CommScope, Inc.*	113,442
5,500	General Cable Corp. *	97,295
14,400	Jabil Circuit, Inc.	97,200
16,200	Jack Henry & Associates, Inc.	314,442
18,300	Windstream Corp.	168,360
		1,294,726

	INDUSTRIALS - 4.78%
6,000	Joy Global, Inc.	137,340
7,000	Reliance Steel & Aluminum Co.	139,580
3,000	Teleflex, Inc.	150,300
6,600	The Brink’s Co.	177,408
		604,628

	INSURANCE - 17.41%
3,600	Arch Capital Group Ltd.*	252,360
8,935	Argo Group International Holdings Ltd.	303,075
10,700	Endurance Specialty Holdings	326,671
5,350	Hanover Insurance Group, Inc.	229,890
11,100	HCC Insurance Holdings, Inc.	296,925
8,200	Hubbell, Inc. Class B	267,976
9,150	IPC Holdings Ltd.	273,585
7,050	Platinum Underwriters Holdings Ltd.	254,364
		2,204,846

	MATERIALS - 1.92%
29,400	IAMGOLD Corp.	179,634
4,450	RTI International Metals, Inc. *	63,679
		243,313

	REAL ESTATE INVESTMENT TRUST - 2.52%
9,300	Hospitality Properties Trust	138,291
5,400	Ventas, Inc.	181,278
		319,569

	RETAIL - 0.79%
7,350	The Men’s Wearhouse, Inc.	99,519

	TOTAL COMMON STOCKS (COST $18,427,803)	12,149,280

	MONEY MARKET ACCOUNT - 3.89%
492,249	PNC Bank Money Market (a)	492,249

	TOTAL MONEY MARKET ACCOUNT (COST $492,249)	492,249

	TOTAL INVESTMENTS - 99.82% (COST $18,920,052)#	12,641,465

	Other assets in excess of liabilities — 0.18%	23,050

	TOTAL NET ASSETS - 100.00%	$12,664,515

* Non-income producing security.
(a) The interest rate on December 31, 2008 was 0.05%.

# Federal Income Tax Information: Net unrealized depreciation of investments is comprised of gross appreciation of $21,135 and gross depreciation of $6,409,944 of federal income tax purpose. At December 31, 2008, the aggregate cost of securities for federal income tax pupose was $19,030,338.

AFBA 5Star Mid Cap Value Fund

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$12,641,465	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$12,641,465	—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AFBA 5STAR SMALL CAP FUND

SHARES	COMPANY	VALUE
	COMMON STOCKS - 98.19%
	BASIC MATERIALS - 7.98%
	Chemicals - 3.40%
5,000	Aceto Corp.	$50,050
8,300	Airgas, Inc.	323,617
3,400	Calgon Carbon Corp.*	52,224
1,500	OM Group, Inc.*	31,665
1,200	Quaker Chemical Corp.	19,740
5,900	Sigma-Aldrich Corp.	249,216
		726,512

	Industrial Conglomerates - 0.88%
10,300	Tredegar Corp.	187,254

	Miscellaneous - 1.20%
6,800	Buckeye Partners LP	219,300
2,100	Olin Corp.	37,968
		257,268

	Specialty Chemicals - 2.50%
10,400	Albemarle Corp.	231,920
8,650	NewMarket Corp.	301,971
		533,891
		1,704,925

	CAPITAL GOODS - 2.15%
	Construction Materials - 1.00%
2,200	Martin Marietta Materials, Inc.	213,576

	Hypermarkets & Supercenters - 0.80%
8,200	Pricesmart, Inc.	169,412

	Leisure Facilities - 0.35%
6,000	Cedar Fair LP	75,180
		458,168

	COMMERCIAL/INDUSTRIAL SERVICES - 2.18%
	Miscellaneous Commercial/Industrial Services - 1.60%
5,300	Advent Software, Inc.*	105,841
4,200	ATA, Inc., ADR*	21,378
1,400	Concur Technologies, Inc.*	45,948
4,200	Corinthian Colleges, Inc.*	68,754
1,300	Forrester Research, Inc.*	36,673
1,100	Michael Baker Corp.*	40,601
700	Portfolio Recovery Associates, Inc.*	23,688
		342,883

	Office Furniture - 0.58%
13,700	Knoll, Inc.	123,574
		466,457

	CONSUMER DISCRETIONARY - 3.17%
	Commerical Services & Supplies - 0.99%
7,840	CRA International, Inc.*	211,131

	Media - 0.10%
2,700	Gannett Co., Inc.	21,600

	Specialty Retail - 2.08%
5,300	Barnes & Noble, Inc.	79,500
14,496	InVentiv Health, Inc.*	167,284
33,207	Sturm, Ruger & Co., Inc.*	198,246
		445,030
		677,761

	CONSUMER NON-DURABLES - 0.46%
	Apparel/Shoes - 0.09%
1,600	True Religion Apparel, Inc.	19,904

	Food - 0.37%
1,600	Fresh Del Monte Produce, Inc.*	35,872
3,500	Zhongpin, Inc.*	42,000
		77,872
		97,776

	CONSUMER STAPLES - 7.54%
	Household Products - 1.62%
6,400	Energizer Holdings, Inc.*	346,496
	Packaged Foods & Meats - 2.16%

8,170	Lance, Inc.	187,420
4,700	Ralcorp Holdings, Inc.*	274,480
		461,900

	Personal Care - 2.32%
20,200	Alberto-Culver Co.	495,102

	Specialized Consumer Services - 0.86%
37,000	Service Corp. International	183,890

	Tobacco - 0.58%
1,800	UST, Inc.	124,884
		1,612,272

	ELECTRONIC TECHNOLOGY - 4.85%
	Aerospace/Defense/Precision - 0.75%
1,200	AeroVironment, Inc.	44,172
800	Axsys Technologies, Inc.*	43,888
1,600	Teledyne Technologies, Inc.*	71,280
		159,340

	Computer Peripherals - 0.07%
900	Synaptics, Inc.*	14,904

	Computer Software - 0.16%
3,600	OPNET Technologies, Inc.*	35,496

	Electronic Components - 0.19%
3,400	Anaren, Inc.*	40,630

	Internet Services - 0.84%
6,100	Akamai Technologies, Inc.*	92,049
4,800	Interwoven, Inc.*	60,480
3,000	Telecommunication Systems, Inc. Class A*	25,770
		178,299

	Miscellaneous Electronic Technology - 0.57%
1,400	Coherent, Inc.*	30,044
4,200	Digital Ally, Inc.*	12,978
3,300	IPG Photonics Corp.	43,494
2,400	Longtop Financial Technologies Ltd., ADR*	36,288
		122,804

	Semiconductors - 2.27%
50,645	IXYS Corp.*	418,328
6,900	Skyworks Solutions, Inc.*	38,226
4,000	Volterra Semiconductor Corp.*	28,600
		485,154
		1,036,627

	ENERGY - 3.07%
	Energy-Oil Field Services - 1.75%
13,000	ICO, Inc.	41,080
7,141	Kinder Morgan Management LLC*	285,513
1,800	Oil States International, Inc.*	33,642
6,505	T.G.C. Industries, Inc.*	13,465
		373,700

	Oil & Gas Drilling - 0.58%
1,400	Arena Resources, Inc.*	39,326
5,600	Atwood Oceanics, Inc.*	85,568
		124,894

	Oil & Gas Storage - 0.74%
9,257	Inergy LP	157,739
		656,333

	FINANCIALS - 15.53%
	Capital Markets - 2.36%
11,100	Federated Investors, Inc.	188,256
20,400	Waddell & Reed Financial, Inc. Class A	315,384
		503,640

	Commercial Banks - 1.22%
9,340	BankAtlantic Bancorp, Inc. Class A	54,172
30,294	Boston Private Financial Holdings, Inc.	207,211
		261,383

	Finance Companies - 0.21%
3,000	EZCORP, Inc. Class A*	45,630

	Diversified Financial Services - 1.77%
6,100	Eaton Vance Corp.	128,161
12,900	Jack Henry & Associates, Inc.	250,389
		378,550

	Industrial REITs - 1.43%
11,500	Hatteras Financial Corp.	305,900

	Property & Casualty Insurance - 5.74%
1,020	Alleghany Corp.*	287,640
2,900	CNA Surety Corp.*	55,680
1,500	Ebix, Inc.*	35,850
3,500	Investors Title Co.	130,725
950	Life Partners Holdings, Inc.	41,458
845	Markel Corp.*	252,655
650	Wesco Financial Corp.	187,135
880	White Mountain Insurance Group, Inc.	235,057
		1,226,200

	Reinsurance - 1.85%
23,500	Montpelier Re Holdings, Ltd.	394,565

	Residential REITs - 0.95%
14,712	UDR, Inc.	202,878
		3,318,746

	HEALTH CARE - 24.73%
	Biotechnology - 1.23%
10,200	Life Technologies Corp.*	237,762
2,600	Questcor Pharmaceuticals, Inc.*	24,206
		261,968

	Health Care Distributors - 0.68%
3,876	Owens & Minor, Inc.	145,931

	Health Care Equipment & Supplies - 4.20%
6,400	Analogic Corp.	174,592
16,935	Bio-Reference Labs, Inc.*	444,205
5,450	PSS World Medical, Inc.*	102,569
4,700	ResMed, Inc.	176,156
		897,522

	Health Care Providers & Services - 8.82%
4,800	Allion Healthcare, Inc.*	19,776
1,000	Almost Family, Inc.*	44,980
16,300	AMERIGROUP Corp.*	481,176
19,834	AmSurg Corp*	462,926
22,842	Centene Corp.*	450,216
1,100	Chemed Corp.	43,747
3,900	Cryolife, Inc.*	37,869
18,400	Eclipsys Corp.*	261,096
1,200	Genoptix, Inc.*	40,896
1,200	LHC Group, Inc.*	43,200
		1,885,882

	Health Care Technology - 1.06%
15,000	IMS Health, Inc.	227,400

	Health Industry Services - 0.23%
2,400	HealthSpring, Inc.*	47,928

	Home Health Care Services - 2.37%
17,300	Gentiva Health Services, Inc.*	506,198

	Laboratory Analytical Instruments - 2.05%
16,800	Illumina, Inc.	437,640

	Medical Equipment & Supplies - 3.49%
15,630	ICU Medical, Inc.*	517,978
2,000	Kensey Nash Corp.*	38,820
3,300	Natus Medical, Inc.*	42,735
2,100	Neogen Corp.*	52,458
2,600	Synovis Life Technologies, Inc.*	48,724
2,800	VNUS Medical Technologies*	45,416
		746,131

	Pharmaceuticals - 0.60%
3,400	China Sky One Medical, Inc.*	54,366
1,900	Icon PLC, ADR*	37,411
1,900	Osiris Therapeutics, Inc.*	36,404
		128,181
		5,284,781

	INDUSTRIALS - 3.04%
	Engineering & Construction - 0.65%
5,500	Energy Conversion Devices, Inc.*	138,655

	Industrial Conglomerates - 0.55%
2,700	Roper Industries, Inc.	117,207

	Miscellaneous - 1.15%
5,040	Brink’s Home Security Holdings, Inc.*	110,477
5,040	The Brink’s Co.	135,475
		245,952

	Transportation Infrastructure - 0.69%
6,100	Forward Air Corp.	148,047
		649,861

	INFORMATION TECHNOLOGY - 13.79%
	Communications Equipment - 1.66%
13,600	Black Box Corp.	355,232

	Computer Integrated Systems Design - 1.33%
6,500	Quality Systems, Inc.	283,530

	Electronic Equipment & Instruments - 1.72%
11,600	National Instruments Corp.	282,576
2,300	SunPower Corp. Class A*	85,100
		367,676

	Electronic Lighting & Wiring Equipment - 1.82%
41,400	Daktronics, Inc.	387,504

	IT Services - 2.02%
8,300	CACI International, Inc. Class A*	374,247
3,200	Cognizant Technology Solutions Corp.*	57,792
		432,039

	Materials - 1.78%
14,608	Cabot Microelectronics Corp.*	380,830

	Semiconductor Equipment - 1.61%
19,000	Varian Semiconductor Equipment Associates, Inc.*	344,280

	Semiconductors - 1.85%
24,902	Cree, Inc.*	395,195
		2,946,286

	MATERIALS - 3.77%
	Mining & Quarrying of Nonmetallic Minerals - 3.77%
21,400	Cameco Corp.*	369,150
35,300	USEC, Inc.	158,497
4,000	Vulcan Materials Co.	278,320
		805,967

	OTHER - 1.87%
	Human Resources & Employment - 0.63%
8,200	Corrections Corp. of America*	134,152

	Real Estate Management & Development - 1.24%
10,700	Tejon Ranch Co.*	264,718
		398,870

	PRODUCER MANUFACTURING - 0.58%
	Building/Electrical Products - 0.17%
3,200	EnerSys, Inc.*	35,200

	Construction/Agriculture Equipment - 0.15%
4,400	Portec Rail Products, Inc.	31,812

	Industrial Machinery/Components - 0.10%
1,100	Sun Hydraulics Corp.	20,724

	Metal Fabrication - 0.16%
3,100	Insteel Industries, Inc.	34,999
		122,735

	RETAIL TRADE - 0.82%
	Food/Drug Chain - 0.20%
2,400	PetMed Express, Inc.*	42,312

	General Merchandise - 0.26%
2,550	Buckle, Inc. (The)	55,641

	Specialty Chains - 0.36%
7,700	PC Connection, Inc.*	39,424
1,500	Monro Muffler, Inc.	38,250
		77,674
		175,627

	SERVICES - 0.53%
	Human Resources & Employment - 0.53%
9,900	Korn/Ferry International*	113,058

	TRANSPORTATION - 1.83%
	Airlines - 0.39%
1,700	Allegiant Travel Co.*	82,569

	Marine - 1.44%
12,300	Alexander & Baldwin, Inc.	308,238
		390,807

	UTILITIES - 0.30%
	Telecommunication Services - 0.17%
3,100	Syniverse Holdings, Inc.*	37,014
	Water - 0.13%
600	California Water Service Group	27,858
		64,872

	TOTAL COMMON STOCKS (COST $28,514,416)	20,981,929

219,782	MONEY MARKET ACCOUNT - 1.03%
	PNC Bank Money Market (a)	219,782

	TOTAL MONEY MARKET ACCOUNT (COST $219,782)	219,782

	TOTAL INVESTMENTS - 99.22% (COST $28,734,198)#	21,201,711

	Assets in excess of other liabilities - 0.78%	167,178

	TOTAL NET ASSETS - 100.00%	$21,368,889

ADR - American Depository Receipt

LLC - Limited Liability Corporation

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a) The interest rate on December 31, 2008 was 0.05%.

*  Non-income producing security.

#  Federal Income Tax Information: Net unrealized depreciation of investments is comprised of gross appreciation $277,116 and gross depreciation of $8,200,822 of federal income tax purpose. At December 31, 2008, the aggregate cost of securities for federal income tax purpose was $29,125,417.

AFBA 5Star Small Cap Fund

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$21,201,711	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$21,201,711	—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AFBA 5Star Large Cap Growth Fund

SHARES	COMPANY	VALUE
	COMMON STOCKS - 97.81%
	CAPITAL GOODS - 2.22%
6,000	Danaher Corp.	$339,660
4,400	Lockheed Martin Corp.	369,952
		709,612

	CONSUMER SERVICES - 8.44%
15,300	Apollo Group, Inc. Class A*	1,172,286
14,100	McDonald’s Corp.	876,879
20,500	YUM! Brands	645,750
		2,694,915

	DIVERSIFIED FINANCIALS - 3.86%
40,800	Charles Schwab Corp. (The)	659,736
11,000	Northern Trust Corp.	573,540
		1,233,276

	ENERGY - 6.22%
8,000	Chevron Corp.	591,760
13,200	Exxon Mobil Corp.	1,053,756
9,700	XTO Energy, Inc.	342,119
		1,987,635

	FOOD & STAPLES RETAILING - 9.41%
15,800	Costco Wholesale Corp.	829,500
15,900	CVS Caremark Corp.	456,966
8,200	Kroger Co. (The)	216,562
26,800	Wal-Mart Stores, Inc.	1,502,408
		3,005,436

	FOOD, BEVERAGES & TOBACCO - 4.24%
22,300	General Mills, Inc.	1,354,725

	HEALTH CARE EQUIPMENT & SERVICES - 1.64%
4,800	Baxter International, Inc.	257,232
6,400	Medco Health Solutions, Inc.*	268,224
		525,456

	HOUSEHOLD & PERSONAL PRODUCTS - 0.90%
4,200	Colgate-Palmolive Co.	287,868

	MATERIALS - 8.34%
13,700	Monsanto Co.	963,795
15,700	Nucor Corp.	725,340
14,000	Vulcan Materials Co.	974,120
		2,663,255

	MEDIA - 3.38%
39,900	Comcast Corp. Class A	673,512
17,800	DIRECTV Group, Inc. (The)*	407,798
		1,081,310

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 20.38%
21,000	Abbott Laboratories	1,120,770
11,200	Amgen, Inc.*	646,800
24,100	Celgene Corp.*	1,332,248
10,400	Genzyme Corp.*	690,248
29,200	Gilead Sciences, Inc.*	1,493,288
14,800	Johnson & Johnson	885,484
20,100	Schering-Plough Corp.	342,303
		6,511,141

	RETAILING - 8.83%
2,000	AutoZone, Inc.*	278,940
18,300	Home Depot, Inc.	421,266
68,500	Lowe’s Companies, Inc.	1,474,120
36,000	Staples, Inc.	645,120
		2,819,446

	SOFTWARE & SERVICES - 6.75%
7,100	Automatic Data Processing, Inc.	279,314
86,900	Oracle Corp.*	1,540,737
6,400	Visa, Inc. Class A	335,680
		2,155,731

	TECHNOLOGY HARDWARE & EQUIPMENT - 4.06%
19,200	Cisco Systems, Inc. *	312,960
12,400	FLIR Systems, Inc.*	380,432
16,600	Hewlett-Packard Co.	602,414
		1,295,806

	TELECOMMUNICATIONS SERVICES - 3.12%
29,400	Verizon Communications, Inc.	996,660

	TRANSPORTATION - 4.35%
9,700	FedEx Corp.	622,255
13,900	United Parcel Service, Inc.	766,724
		1,388,979

	UTILITIES - 1.67%
7,300	Dominion Resources, Inc.	261,632
4,900	Exelon Corp.	272,489
		534,121

	TOTAL COMMON STOCKS (COST $32,810,748)	31,245,372

	MONEY MARKET ACCOUNT - 2.19%
699,507	PNC Bank Money Market (a)	699,507

	TOTAL MONEY MARKET ACCOUNT (COST $699,507)	699,507

	TOTAL INVESTMENTS - 100.00% (COST $33,510,255)#	31,944,879

	Other assets in excess of liabilities - (0.00%)	323

	TOTAL NET ASSETS - 100.00%	$31,945,202

* Non-income producing security.
(a) The interest rate on December 31, 2008 was 0.05%.

#   Federal Income Tax Information: Net unrealized depreciation of investments is comprised of gross appreciation of $1,326,184 and gross depreciation of $2,945,879 of federal income tax purpose. At December 31, 2008, the aggregate cost of securities for federal income tax pupose was $33,564,574.

AFBA 5Star Large Cap Growth Fund

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$31,944,879	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$31,944,879	—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures,

forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AFBA 5STAR BALANCED FUND

SHARES OR FACE AMOUNT	COMPANY	VALUE
	COMMON STOCKS - 56.05%
	CONSUMER STAPLES - 7.82%
89,800	Altria Group, Inc.	$1,352,388
20,400	British American Tobacco PLC ADR	1,079,976
30,200	Phillip Morris International, Inc.*	1,314,002
40,000	The Coca-Cola Co.	1,810,800
		5,557,166

	ENERGY - 7.24%
23,400	Chevron Corp.	1,730,898
35,000	ConocoPhillips	1,813,000
35,000	Kinder Morgan Energy Partners LP	1,601,250
		5,145,148

	FINANCIALS - 2.60%
62,500	Wells Fargo & Co.	1,842,500

	HEALTH CARE - 8.09%
36,100	Johnson & Johnson	2,159,863
37,000	Merck & Co., Inc.	1,124,800
20,000	Novartis AG ADR	995,200
83,000	Pfizer, Inc.	1,469,930
		5,749,793

	INDUSTRIALS - 1.94%
85,000	General Electric Co.	1,377,000

	INFORMATION TECHNOLOGY - 6.09%
100,000	Intel Corp.	1,466,000
17,300	International Business Machines Corp.	1,455,968
72,248	Microsoft Corp.	1,404,501
		4,326,469

	INSURANCE - 4.87%
685	Berkshire Hathaway, Inc. Class B*	2,201,590
4,715	White Mountain Insurance Group Ltd.	1,259,424
		3,461,014

	MATERIALS - 3.40%
61,500	Albemarle Corp.	1,371,450
15,000	Vulcan Materials Co.	1,043,700
		2,415,150

	REAL ESTATE INVESTMENT TRUST - 1.97%
101,500	UDR, Inc. REIT	1,399,685

	TELECOMMUNICATIONS - 1.77%
37,000	Verizon Communications, Inc.	1,254,300

	TRANSPORTATION - 7.54%
53,500	Alexander & Baldwin, Inc.	1,340,710
18,530	Burlington Northern Santa Fe Corp.	1,402,906
16,000	FedEx Corp.	1,026,400
45,500	NewMarket Corp.	1,588,405
		5,358,421

	UTILITIES - 2.72%
54,000	Dominion Resources, Inc.	1,935,360

	TOTAL COMMON STOCKS (COST $48,750,006)	39,822,006

	PREFERRED STOCKS - 1.27%
	FINANCIALS - 0.02%
13,600	Federal National Mortgage Association, 8.25% - Perpetual Series S (d)	11,288

	INSURANCE - 1.25%
40,000	Markel Corp.	892,000

	TOTAL PREFERRED STOCKS (COST $1,342,000)	903,288

	CORPORATE BONDS - 16.78%
	CONSUMER DISCRETIONARY - 1.44%
$400,000	Comcast Corp., 5.50% due 03/15/11	391,734
1,000,000	Mandalay Resort Group, 7.625% due 07/15/13	315,000
222,000	Metlife, Inc., 6.125% due 12/01/11	219,112
100,000	Metlife, Inc., 6.817% due 08/15/18	95,404
		1,021,250

	CONSUMER STAPLES - 0.68%
450,000	The Coca-Cola Co., 5.35% due 11/15/17	486,371

	FINANCIALS - 8.47%
60,000	American Express Credit Corp., 7.30% due 08/20/13	61,475
275,000	American Express Travel Related Services, 5.25% due 11/21/11 (b)	262,219
250,000	Bank of America Corp., 5.375% due 09/11/12	251,588
250,000	BHP Billiton Finance USA Ltd., 6.75% due 11/01/13	256,125
325,000	Caterpillar Financial Services Corp., 4.90% due 08/15/13	304,907
300,000	Citigroup, Inc., 6.00% due 02/21/12	296,887
225,000	Credit Suisse USA, Inc., 6.125% due 11/15/11	227,407
350,000	Diego Capital PLC, 7.375% due 01/15/14	373,230
250,000	Fifth Third Bancorp, 6.25% due 05/01/13	232,090
125,000	General Electric Capital Corp., 4.80% due 05/01/13	123,105
250,000	General Electric Capital Corp., 5.50% due 06/04/14	246,567
125,000	Goldman Sachs Group, Inc. (The), 6.60% due 01/15/12	123,416
125,000	Goldman Sachs Group, Inc. (The), 5.70% due 09/01/12	119,288
346,000	JPMorgan Chase & Co., 5.75% due 01/02/13	351,343
300,000	Keycorp, 6.50% due 05/14/13	276,821
750,000	Marshall & IIsley Corp., 5.626% due 08/17/09	705,679
325,000	Merrill Lynch & Co., Inc. 5.77% due 07/25/11	321,329
250,000	Morgan Stanley, 5.05% due 01/21/11	240,237
250,000	Morgan Stanley, 4.75% due 04/01/14	190,680
375,000	Suntrust Banks, Inc., 5.25% due 11/05/12	367,699
300,000	Wachovia Corp., 5.25% due 08/01/14	279,784
400,000	Wells Fargo & Co., 5.25% due 10/23/12	407,762
		6,019,638

	HEALTH CARE - 1.81%
325,000	GlaxoSmithKline Capital, Inc., 4.85% due 05/15/13	326,311
1,000,000	Psychiatric Solutions, Inc., 7.75% due 07/15/15	740,000
250,000	UnitedHealth Group, Inc., 5.375% due 03/15/16	220,637
		1,286,948

	INFORMATION TECHNOLOGY - 1.21%
350,000	Dell, Inc., 4.70% due 04/15/13	329,576
250,000	International Business Machines Corp., 6.50% due 10/15/13	274,341
250,000	Hewlett-Packard Co., 4.50% due 03/01/13	254,010
		857,927

	INSURANCE - 0.64%
300,000	Hartford Financial Services Group, Inc., 5.375% due 03/15/17	218,875
285,000	Prudential Financial, Inc., 5.10% due 09/20/14	238,663
		457,538

	RETAIL - 0.71%
325,000	Home Depot, Inc., 3.75% due 09/15/09	321,974
200,000	Home Depot, Inc., 5.40% due 03/01/16	179,241
		501,215

	TELECOMMUNICATION SERVICES - 1.82%
225,000	AT&T, Inc., 4.95% due 01/15/13	226,448
250,000	AT&T, Inc., 6.70% due 11/15/13	265,105
350,000	Verizon Communications, Inc., 5.25% due 04/15/13	351,672
150,000	Verizon Communications, Inc., 8.75% due 11/01/18	176,284
275,000	Vodafone Group, Inc., 5.35% due 02/27/12	271,687
		1,291,196

	TOTAL CORPORATE BONDS (COST $12,989,533)	11,922,083

	AGENCY OBLIGATIONS - 14.13%
390,000	Federal Home Loan Bank, 3.375% due 02/27/13	404,363
700,000	Federal Home Loan Bank, 5.75% due 05/15/12	785,551
320,000	Federal Home Loan Mortgage Corporation, 4.125% due 07/12/10	332,774
581,639	Federal Home Loan Mortgage Corporation, 5.00% due 05/01/20	598,711
800,000	Federal Home Loan Mortgage Corporation, 5.125% due 08/23/10	852,302
1,216,404	Federal Home Loan Mortgage Corporation, 5.50% due 04/01/37	1,246,676
964,139	Federal National Mortgage Association, 4.50% due 08/01/20	988,372
1,500,000	Federal National Mortgage Association, 4.625% due 10/15/14	1,667,630
1,600,000	Federal National Mortgage Association, 4.75% due 03/12/10	1,667,288
250,000	Federal National Mortgage Association, 5.375% due 06/12/17	292,585
1,167,868	Federal National Mortgage Association, 6.00% due 10/01/37	1,203,800

	TOTAL AGENCY OBLIGATIONS (COST $9,546,161)	10,040,052

	U.S. TREASURY OBLIGATIONS - 6.74%
3,145,000	U.S. Treasury Note, 4.75% due 08/15/17	3,761,225
710,000	U.S. Treasury Note, 5.00% due 05/15/37	1,028,945

	TOTAL U.S. TREASURY OBLIGATIONS (COST $4,067,995)	4,790,170

	CONVERTIBLE CORPORATE BONDS - 2.28%
	CONSUMER DISCRETIONARY - 2.28%
300,000	Invesco Ltd., 4.50% due 12/15/09	282,108
1,000,000	Lions Gate Entertainment Corp., 2.9375% due 10/15/24	698,750
1,000,000	Lions Gate Entertainment Corp., 3.625% due 03/15/25 (c)	641,250

	TOTAL CONVERTIBLE CORPORATE BONDS (COST $2,196,547)	1,622,108

	ASSET-BACKED SECURITIES - 1.56%
500,000	Chase Issuance Trust, Series 2007-A15, Class A, 4.96% due 09/17/12	482,213
650,000	Chase Issuance Trust, Series 2005-A10, Class A10, 4.65% due 12/17/12	621,912

	TOTAL ASSET-BACKED SECURITIES (COST $1,116,208)	1,104,125

	MONEY MARKET ACCOUNT - 0.23%
163,084	PNC Bank Money Market (a)	163,084

	TOTAL MONEY MARKET ACCOUNT (COST $163,084)	163,084

	TOTAL INVESTMENTS - 99.04% (COST $80,171,534)#	70,366,916

	Assets in excess of other liabilities - 0.96%	684,244

	TOTAL NET ASSETS - 100.00%	$71,051,160

ADR - American Depository Receipt
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	The interest rate on December 31, 2008 was 0.05%.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registation, normally to qualified institutional buyers.
(c)	Stepped coupon bond - the rate shown is the rate in effect on December 31, 2008.
(d)	Indicates a variable rate security.
*	Non-income producing security.
#

Federal Income Tax Information: Net unrealized depreciation of investments is comprised of gross appreciation $3,063,758 and  gross depreciation of $12,868,376 of federal income tax purpose. At December 31, 2008, the aggregate cost of securities for federal income tax purpose was $80,171,534.

AFBA 5Star Balanced Fund

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$40,888,378	—
Level 2 - Other Significant Observable Inputs	29,478,538	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$70,366,916	—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AFBA 5Star Total Return Bond Fund

SHARES OR
FACE AMOUNT	COMPANY	VALUE
	AGENCY OBLIGATIONS - 31.97%
$1,890,000	Federal Home Loan Bank, 5.75% due 05/15/12	$2,120,988
300,000	Federal Home Loan Mortgage Corporation, 5.00% due 06/11/09	306,142
1,275,000	Federal Home Loan Mortgage Corporation, 5.125% due 08/23/10	1,358,356
1,390,176	Federal Home Loan Mortgage Corporation, 5.50% due 04/01/37	1,424,772
1,205,608	Federal National Mortgage Association, 4.50% due 08/01/20	1,235,910
200,000	Federal National Mortgage Association, 5.375% due 06/12/17	234,068
1,459,835	Federal National Mortgage Association, 6.00% due 10/01/37	1,504,750

	TOTAL AGENCY OBLIGATIONS (COST $7,747,459)	8,184,986

	CORPORATE BONDS - 39.70%
	CONSUMER DISCRETIONARY - 14.49%
60,000	American Express Credit Co., 7.30% due 08/20/13	61,475
140,000	American Express Travel Related Services Co., Inc., 5.25% due 11/21/11 (b)	133,494
250,000	Comcast Corp., 6.50% due 01/15/17	247,309
300,000	Dell, Inc., 4.70% due 04/15/13	282,494
25,000	Ford Motor Credit Co., 5.80% due 1/12/09	24,929
575,000	Ford Motor Credit Co., 7.375% due 10/28/09	505,067
235,000	GameStop Corp., 8.00% due 10/01/12	219,725
281,000	General Electric Capital Corp., 5.00% due 04/10/12	278,737
125,000	General Electric Capital Corp., 4.80% due 05/01/13	123,105
300,000	Hartford Financial Services Group, 5.375% due 03/15/17	218,875
250,000	Hewlett-Packard Co., 4.50% due 03/01/13	254,010
300,000	International Lease Finance Corp., 4.875% due 09/01/10	235,251
340,000	Mandalay Resort Group, 7.625% due 07/15/13	107,100
275,000	MetLife, Inc., 6.817% due 08/15/18	262,362
100,000	Penske Auto Group, Inc., 7.75% due 12/15/16	47,000
325,000	Phillips Van-Heusen, 7.75% due 11/15/23	236,806
250,000	Prudential Financial, Inc., 5.10% due 09/20/14	209,353
575,000	Royal Caribbean Cruises, Ltd., 7.50% due 10/15/27	261,625
		3,708,717

	CONSUMER STAPLES - 2.23%
250,000	Diego Capital PLC, 5.20% due 01/30/13	246,227
300,000	The Coca-Cola Co., 5.35% due 11/15/17	324,247
		570,474

	FINANCIALS - 14.01%
175,000	Bank of America Corp., 5.375% due 09/11/12	176,111
325,000	Caterpillar Financial Services Corp., 4.90% due 08/15/13	304,907
225,000	Credit Suisse USA, Inc., 6.125% due 11/15/11	227,407
250,000	Fifth Third Bancorp, 6.25% due 05/01/13	232,089
150,000	Goldman Sachs Group, Inc. (The), 6.60% due 01/15/12	148,099
125,000	Goldman Sachs Group, Inc. (The), 5.70% due 09/01/12	119,288
235,000	JPMorgan Chase & Co., 5.375% due 10/01/12	240,597
300,000	Keycorp., 6.50% due 05/14/13	276,821

500,000	Marshall & Ilsley Corp., 5.626% due 08/17/09	470,453
150,000	Merrill Lynch & Co., Inc., 5.77% due 07/25/11	148,306
400,000	Morgan Stanley, 5.05% due 01/12/11	384,380
215,000	Suntrust Banks, Inc., 5.25% due 11/05/12	210,814
166,000	Union Planters Corp., 4.375% due 12/01/10	155,961
200,000	Wachovia Corp., 5.25% due 08/01/14	186,523
300,000	Wells Fargo & Co., 5.25% due 10/23/12	305,822
		3,587,578

	HEALTH CARE - 3.11%
445,000	Abbott Laboratories, 5.60% due 05/15/11	470,113
325,000	GlaxoSmithKline Capital, Inc., 4.85% due 05/15/13	326,311
		796,424

	INDUSTRIALS - 0.13%
50,000	American Railcar Industries, Inc., 7.50% due 03/01/14	33,250

	RETAIL - 2.38%
200,000	Home Depot, Inc., 3.75% due 09/15/09	198,138
120,000	Home Depot, Inc., 5.40% due 03/01/16	107,545
300,000	Lowe’s Companies, Inc., 5.60% due 09/15/12	304,764
		610,447

	TELECOMMUNICATION SERVICES - 3.35%
280,000	Rodgers Wireless, Inc., 7.50% due 03/15/15	277,574
360,000	SBC Communications, 5.875% due 08/15/12	367,618
212,000	Vodafone Group PLC, 5.50% due 06/15/11	211,409
		856,601

	TOTAL CORPORATE BONDS (COST $11,002,628)	10,163,491

	U.S. TREASURY OBLIGATIONS - 19.24%
200,000	U.S. Treasury Note, 4.00% due 02/15/14	226,750
2,325,000	U.S. Treasury Note, 4.75% due 08/15/17	2,780,556
375,000	U.S. Treasury Note, 4.00% due 08/15/18	433,155
1,025,000	U.S. Treasury Note, 5.00% due 05/15/37	1,485,449

	TOTAL U.S. TREASURY OBLIGATIONS (COST $4,144,236)	4,925,910

	ASSET-BACKED SECURITIES - 3.75%
500,000	Chase Issuance Trust, Series 2007-A15, Class A, 4.96% due 09/17/12	482,213
500,000	Chase Issuance Trust, Series 2005-A10, Class A10, 4.65% due 12/17/12	478,393

	TOTAL ASSET-BACKED SECURITIES (COST $970,914)	960,606

	CONVERTIBLE CORPORATE BONDS - 2.60%
300,000	Invesco, Ltd., 4.50% due 12/15/09	282,108
550,000	Lions Gate Entertainment Corp., 2.9375% due 10/15/24	384,313

	TOTAL CONVERTIBLE CORPORATE BONDS (Cost $845,986)	666,421

	CONVERTIBLE PREFERRED STOCK - 1.25%
	FINANCIALS - 1.33%
13,350	Boston Private Financial Corp., 4.875%, 10/1/34	319,566

	TOTAL CONVERTIBLE PREFERRED STOCK (COST $638,782)	319,566

	PREFERRED STOCK - 0.03%
	FINANCIAL SERVICES - 0.03%
10,400	Federal National Mortgage Association., 8.25% Perpetual Series S (c)	8,632

	TOTAL PREFERRED STOCK (COST $260,000)	8,632

	MONEY MARKET ACCOUNT - 0.36%
91,166	PNC Bank Money Market (a)	91,166

	TOTAL MONEY MARKET ACCOUNT (Cost $91,166)	91,166

	TOTAL INVESTMENTS - 98.90% (COST $25,701,171)#	25,320,778

	Other assets in excess of liabilities - 1.10%	281,436

	TOTAL NET ASSETS - 100.00%	$25,602,214

PLC - Public Limited Company

(a) - The interest rate on December 31, 2008 was 0.05%.

(b) - Security exempt registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) - Indicates a variable rate security.

#   Federal Income Tax Information: Net unrealized depreciation of investments is comprised of gross appreciation of $1,378,274 and gross depreciation of $1,758,978 of federal income tax purpose. At December 31, 2008, the aggregate cost of securities for federal income tax pupose was $25,701,482.

AFBA 5Star Total Return Bond Fund

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$99,798	—
Level 2 - Other Significant Observable Inputs	25,220,980	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$25,320,778	—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AFBA 5Star Science & Technology Fund

SHARES	COMPANY	VALUE
	COMMON STOCKS - 96.41%
	HEALTH CARE - 31.61%
	Biotechnology - 10.41%
4,300	Amgen, Inc*	$248,325
5,300	Gilead Sciences, Inc*	271,042
6,828	Life Technologies Corp.*	159,163
8,200	Qiagen N.V.*	143,992
		822,522

	Health Care Equipment & Supplies - 4.91%
2,400	CR Bard, Inc.	202,224
5,300	Varian Medical Systems, Inc.*	185,712
		387,936

	Health Care Providers & Services - 7.43%
7,600	athenahealth, Inc.*	285,912
16,400	Dialysis Corp. of America*	114,800
8,495	Eclipsys Corp.*	120,544
13,500	NightHawk Radiology Holdings, Inc.*	65,610
		586,866

	Laboratory Analytical Instruments - 1.58%
4,800	Illumina, Inc.*	125,040

	Pharmaceuticals - 7.28%
10,000	Schering-Plough Corp.	170,300
5,200	Teva Pharmaceutical Industries, Ltd. ADR	221,364
4,900	Wyeth	183,799
		575,463
		2,497,827

	INDUSTRIALS - 0.48%
	Construction & Engineering - 0.48%
1,500	Energy Conversion Devices, Inc.*	37,815

	INFORMATION TECHNOLOGY - 61.21%
	Communications Equipment - 6.90%
3,500	Black Box Corp.	91,420
13,475	Cisco Systems, Inc.*	219,643
12,300	Corning, Inc.	117,219
6,700	Juniper Networks, Inc.*	117,317
		545,599

	Computer Integrated Systems Design - 9.88%
8,400	eBay, Inc.*	117,264
300	First Solar, Inc. *	41,388
450	Google, Inc. Class A*	138,442
5,600	Quality Systems, Inc.	244,272
3,200	SunPower Corp. Class A*	118,400
9,900	Yahoo! Inc.*	120,780
		780,546

	Computer Storage Devices - 1.76%
13,300	EMC Corp.*	139,251

	Electronic Equipment & Instruments - 2.80%
9,100	National Instruments Corp.	221,676

	Electronic Lighting & Wiring Equipment - 1.60%
13,500	Daktronics, Inc.	126,360

	Internet Software & Services - 1.36%
7,100	Akamai Technologies, Inc.*	107,139

	Materials - 2.81%
6,100	Cabot Microelectronics Corp.*	159,027
4,400	MEMC Electronic Materials, Inc.*	62,832
		221,859

	Semiconductor Equipment - 3.43%
16,200	Applied Materials, Inc.	164,106
2,700	MKS Instruments, Inc.*	39,933
3,700	Varian Semiconductor Equipment Associates, Inc.*	67,044
		271,083

	Semiconductors - 17.24%
10,800	Altera Corp.	180,468
9,200	Atheros Communications *	131,652
8,100	Broadcom Corp. Class A*	137,457
10,800	Cree, Inc.*	171,396
9,525	Intel Corp.	139,637
14,200	IXYS Corp.*	117,292
10,350	Maxim Integrated Products	118,197
6,500	Microchip Technology, Inc.	126,945
11,000	Microsemi Corp.*	139,040
12,400	NVIDIA Corp.*	100,068
		1,362,152

	Software - 13.43%
8,400	Adobe Systems, Inc.	178,836
9,700	Citrix Systems, Inc.*	228,629
4,400	Cognizant Technology Solutions Corp.*	79,464
6,900	Manhattan Associates, Inc.*	109,089
12,000	Microsoft Corp.	233,280
13,100	Oracle Corp.*	232,263
		1,061,561
		4,837,226

	MATERIALS - 3.11%
	Chemicals - 3.11%
5,200	Sigma-Aldrich Corp.	219,648
2,900	Zoltek Companies, Inc. *	26,071
		245,719

	TOTAL COMMON STOCKS (COST $ 9,905,158)	7,618,587

	MONEY MARKET ACCOUNT - 4.48%
354,432	PNC Bank Money Market (a)	354,432

	TOTAL MONEY MARKET ACCOUNT (COST $ 354,432)	354,432

	TOTAL INVESTMENTS - 100.89% (COST $ 10,259,590)#	7,973,019

	Liabilities in excess of other assets - (0.89%)	(70,454)

	TOTAL NET ASSETS - 100.00%	$7,902,565

ADR - American Depository Receipt

*  Non-income producing security.

(a) The interest rate on December 31, 2008 was 0.05%.

#   Federal Income Tax Information: Net unrealized depreciation of investments is comprised of gross appreciation of $354,182 and gross depreciation of $2,743,872 of federal income tax purpose. At December 31, 2008, the aggregate cost of securities for federal income tax pupose was $10,362,709.

AFBA 5Star Science & Technology Fund

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$7,973,019	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$7,973,019	—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, as  that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AFBA 5Star Funds

By (Signature and Title)*	/s/ Robert E. Morrison Jr.
Robert E. Morrison Jr., President
(principal executive officer)

Date	February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert E. Morrison Jr.
Robert E. Morrison Jr., President
(principal executive officer)

Date	February 27, 2009

By (Signature and Title)*	/s/ John F. Boyle
John F. Boyle, Chief Financial Officer
(principal financial officer)

Date	February 27, 2009

* Print the name and title of each signing officer under his or her signature.